EMPLOYEE BENEFIT PLANS (Details 13) - Bancolombia [Member] $ in Millions	Dec. 31, 2017 COP ($)
Discount rate [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	0.50%
Salary rate Value	0.50%
Discount rate [Member] | Severance obligation [Member]
Disclosure of employee benefit plans [Line Items]
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ (980)
Effect on DBO Decrease	$ 1,023
Discount rate [Member] | Severance obligation [Member] | Increase [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	7.10%
Discount rate [Member] | Severance obligation [Member] | Decrease [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	6.10%
Salary Level [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	0.50%
Salary Level [Member] | Severance obligation [Member]
Disclosure of employee benefit plans [Line Items]
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ 2,228
Effect on DBO Decrease	$ (2,156)
Salary Level [Member] | Severance obligation [Member] | Increase [Member]
Disclosure of employee benefit plans [Line Items]
Salary rate Value	6.40%
Salary Level [Member] | Severance obligation [Member] | Decrease [Member]
Disclosure of employee benefit plans [Line Items]
Salary rate Value	5.40%